Pay vs Performance Disclosure	12 Months Ended				60 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for our four most recent fiscal years. The PCC Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. See “Compensation Discussion and Analysis” beginning on page 23 for information about the decisions made by the PCC Committee with respect to our NEO compensation for each such year.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (1) ($) (b)	Compensation Actually Paid to PEO (2) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($) (e)	Total Shareholder Return (4) ($) (f)	PvP Peer Group Total Shareholder Return (5) ($) (g)	Net Income (6) (in millions) (h)	Adjusted EBITDA (7) (in millions) (i)

2023	11,101,992	18,848,353	2,255,416	3,273,062	131.70	128.13	643	1,189

2022	9,476,866	14,451,217	2,416,154	3,050,919	115.44	133.24	492	1,002

2021	10,326,083	14,161,465	2,715,632	2,883,921	110.50	122.95	117	896

2020	9,648,514	5,928,950	2,022,705	1,538,717	87.45	106.15	348	869

(1)
Dollar amounts shown are the amounts reported for the PEO under the “Total” column of the Summary Compensation Table (“SCT”) for the years presented (the “Covered Years”). James Zallie was our PEO for each Covered Year.

(2)
Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. The table below reflects adjustments to our calculation for all years covered by the disclosure. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the
Non-PEO
NEOs:

Adjustments to Determine	PEO				Non-PEO NEOs
Compensation “Actually Paid”	2023	2022	2021	2020	2023	2022	2021	2020
	($)	($)	($)	($)	($)	($)	($)	($)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	-557,470	-29,572	-356,593	-583,455	-23,224	-9,063	-12,655	-15,301

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-5,182,466	-4,756,723	-5,402,825	-4,834,371	-756,709	-762,884	-1,090,714	-731,309

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,599,741	-1,562,393	-1,622,964	-1,475,313	-221,840	-229,671	-229,691	-223,170

Increase for “Service Cost” for Pension Plans	130,733	147,024	159,382	120,986	7,105	8,345	6,863	6,476

Fair value of equity compensation granted in current year	9,859,572	9,980,318	10,371,863	4,836,982	1,406,907	1,533,228	1,632,198	731,700

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,737,931	1,207,751	1,558,116	-1,614,038	348,791	127,162	142,575	-226,028

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,357,802	-12,054	-871,597	-170,261	256,615	-32,353	-46,623	-26,332

Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	-94	—	—	-233,665	-24

Total Adjustments	7,746,361	4,974,351	3,835,382	-3,719,564	1,017,646	634,765	168,289	-483,988

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made to the inputs in the Black-Scholes option pricing model to determine the fair value as of each measurement date. Performance stock unit grant date fair values are calculated using a Monte-Carlo simulation model for the
TSR-based
potion of the award (where applicable) and Adjusted ROIC for the Adjusted ROIC-based portion of the award. Adjustments have been made to the inputs into the Monte-Carlo simulation and Adjusted ROIC calculation as of the measurement date. Restricted stock unit grant date fair values are calculated using the Closing Price of the Company’s common stock as of the grant date. Adjustments have been made using the Closing Price of the Company’s common stock as of the measurement date.

(3)
Dollar amounts shown represent the average of the total compensation amounts reported in the SCT for the
Non-PEO
NEOs for the Covered Years. The following executive officers served as the
Non-PEO
NEOs for the following years: (i) for 2023, James Gray, Eric Seip, Nancy Wolfe, and Jeremy Xu; (ii) for 2022, James Gray, Jorgen Kokke, Nancy Wolfe, and Jeremy Xu; (iii) for 2021, James Gray, Jorgen Kokke, Janet Bawcom, Eric Seip, and Jeremy Xu; and (iv) for 2020, James Gray, Elizabeth Adefioye, Janet Bawcom, and Jorge Kokke.

(4)
The cumulative TSR for the Company is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each of these yearly percentage changes was applied to a deemed fixed investment of $100 at the beginning of the measurement period to produce the Covered
Year-end
values of such investment as of the end of 2023, 2022, 2021, and 2020.

(5)
The cumulative PVP Peer Group TSR utilizes the S&P 1500 Food, Beverage, and Tobacco Index (the “PVP Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
to be included in our annual report for the year ended December 31, 2023. For each Covered Year, our PVP Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.

(6)	Amounts reported represent Net Income attributable to Ingredion as presented in the Company’s audited financial statements for the applicable Covered Year.

(7)
We determined Adjusted EBITDA to be the most important performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs for 2023. Adjusted EBITDA was the highest-weighted financial metric used to determine NEO performance under our Annual Incentive Plan for 2023, as discussed in “Financial Metrics” on page 29 of the Compensation Discussion and Analysis section of this proxy statement. This performance measure may not have been the most important performance measure for 2021 or 2020. We may determine that a different performance measure will be the most important performance measure for future years. We define Adjusted EBITDA, which is a non-GAAP
financial measure, as income before income taxes, adjusted for the following items: depreciation and amortization; financing costs; other non-operating
expense (income); restructuring/impairment charges; acquisition/integration costs; and other matters primarily consisting of charges related to a U.S.-based work stoppage.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Dollar amounts shown represent the average of the total compensation amounts reported in the SCT for the
Non-PEO
NEOs for the Covered Years. The following executive officers served as the
Non-PEO
	NEOs for the following years: (i) for 2023, James Gray, Eric Seip, Nancy Wolfe, and Jeremy Xu; (ii) for 2022, James Gray, Jorgen Kokke, Nancy Wolfe, and Jeremy Xu; (iii) for 2021, James Gray, Jorgen Kokke, Janet Bawcom, Eric Seip, and Jeremy Xu; and (iv) for 2020, James Gray, Elizabeth Adefioye, Janet Bawcom, and Jorge Kokke.
Peer Group Issuers, Footnote	The cumulative PVP Peer Group TSR utilizes the S&P 1500 Food, Beverage, and Tobacco Index (the “PVP Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	to be included in our annual report for the year ended December 31, 2023. For each Covered Year, our PVP Peer Group TSR was calculated based on a deemed fixed investment of $100 through the measurement period, assuming dividend reinvestment for the peer group, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period.
PEO Total Compensation Amount	$ 11,101,992	$ 9,476,866	$ 10,326,083	$ 9,648,514
PEO Actually Paid Compensation Amount	$ 18,848,353	14,451,217	14,161,465	5,928,950
Adjustment To PEO Compensation, Footnote
(2)
Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. The table below reflects adjustments to our calculation for all years covered by the disclosure. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the
Non-PEO
NEOs:

Adjustments to Determine	PEO				Non-PEO NEOs
Compensation “Actually Paid”	2023	2022	2021	2020	2023	2022	2021	2020
	($)	($)	($)	($)	($)	($)	($)	($)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	-557,470	-29,572	-356,593	-583,455	-23,224	-9,063	-12,655	-15,301

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-5,182,466	-4,756,723	-5,402,825	-4,834,371	-756,709	-762,884	-1,090,714	-731,309

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,599,741	-1,562,393	-1,622,964	-1,475,313	-221,840	-229,671	-229,691	-223,170

Increase for “Service Cost” for Pension Plans	130,733	147,024	159,382	120,986	7,105	8,345	6,863	6,476

Fair value of equity compensation granted in current year	9,859,572	9,980,318	10,371,863	4,836,982	1,406,907	1,533,228	1,632,198	731,700

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,737,931	1,207,751	1,558,116	-1,614,038	348,791	127,162	142,575	-226,028

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,357,802	-12,054	-871,597	-170,261	256,615	-32,353	-46,623	-26,332

Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	-94	—	—	-233,665	-24

Total Adjustments	7,746,361	4,974,351	3,835,382	-3,719,564	1,017,646	634,765	168,289	-483,988

Non-PEO NEO Average Total Compensation Amount	$ 2,255,416	2,416,154	2,715,632	2,022,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,273,062	3,050,919	2,883,921	1,538,717
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Dollar amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the actual compensation earned by or paid to the applicable NEO for any Covered Year. The table below reflects adjustments to our calculation for all years covered by the disclosure. Compensation Actually Paid reflects the following adjustments to the SCT amounts for equity awards and pension benefits reported for the PEO and the
Non-PEO
NEOs:

Adjustments to Determine	PEO				Non-PEO NEOs
Compensation “Actually Paid”	2023	2022	2021	2020	2023	2022	2021	2020
	($)	($)	($)	($)	($)	($)	($)	($)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	-557,470	-29,572	-356,593	-583,455	-23,224	-9,063	-12,655	-15,301

Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	-5,182,466	-4,756,723	-5,402,825	-4,834,371	-756,709	-762,884	-1,090,714	-731,309

Deduction for Amounts Reported under the “Option Awards” Column in the SCT	-1,599,741	-1,562,393	-1,622,964	-1,475,313	-221,840	-229,671	-229,691	-223,170

Increase for “Service Cost” for Pension Plans	130,733	147,024	159,382	120,986	7,105	8,345	6,863	6,476

Fair value of equity compensation granted in current year	9,859,572	9,980,318	10,371,863	4,836,982	1,406,907	1,533,228	1,632,198	731,700

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,737,931	1,207,751	1,558,116	-1,614,038	348,791	127,162	142,575	-226,028

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	2,357,802	-12,054	-871,597	-170,261	256,615	-32,353	-46,623	-26,332

Fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	-94	—	—	-233,665	-24

Total Adjustments	7,746,361	4,974,351	3,835,382	-3,719,564	1,017,646	634,765	168,289	-483,988

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company Total Shareholder Return.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to our TSR, as well as our TSR compared to our PVP Peer Group TSR over the same period. In 2023, our TSR exceeded our PVP Peer Group TSR. For 2023, based on our relative percentile ranking with respect to TSR and our performance against our Adjusted ROIC metric, our PEO and non-PEO
NEOs earned performance shares awarded for the 2021 to 2023 performance period at the maximum performance level of 200%. Our TSR increased 32% from 2019 to 2023, while our PVP Peer Group experienced a 28% increase in TSR over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Company Net Income.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to Company net income. Our 2021 net income was negatively impacted by an impairment of $340 million related to net assets contributed to a joint venture in South America. Over the four-year period, however, we achieved a 56% increase in net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Company Adjusted EBITDA.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to our Adjusted EBITDA. Over the four-year period, we increased Adjusted EBITDA by approximately 31%.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company Total Shareholder Return.
The chart below illustrates for the Covered Years the Compensation Actually Paid to our PEO and
Non-PEO
NEOs in relation to our TSR, as well as our TSR compared to our PVP Peer Group TSR over the same period. In 2023, our TSR exceeded our PVP Peer Group TSR. For 2023, based on our relative percentile ranking with respect to TSR and our performance against our Adjusted ROIC metric, our PEO and non-PEO
NEOs earned performance shares awarded for the 2021 to 2023 performance period at the maximum performance level of 200%. Our TSR increased 32% from 2019 to 2023, while our PVP Peer Group experienced a 28% increase in TSR over the same period.

Tabular List, Table
Most Important Financial Performance Measures
We set forth below the four performance measures that represented the most important measures used to link Compensation Actually Paid to our PEO and
Non-PEO
NEOs (as calculated in accordance with Item 402(v) of Regulation
S-K)
to Company performance for 2023. The measures in this table are not ranked.

Adjusted EBITDA

Adjusted ROIC

Relative Total Shareholder Return versus PVP Peer Group

Net Sales Growth

Total Shareholder Return Amount	$ 131.7	115.44	110.5	87.45
Peer Group Total Shareholder Return Amount	128.13	133.24	122.95	106.15
Net Income (Loss)	$ 643	$ 492	$ 117	$ 348
Company Selected Measure Amount	1,189	1,002	896	869
PEO Name	James Zallie
Increased In TSR					32.00%
Increased In Peer Group					28.00%
Impairment Impact Of Net Income			$ (340,000,000)
Increase In Net Income					56.00%
Increase In Company Selected Measure					31.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We define Adjusted EBITDA, which is a
non-GAAP
financial measure, as income before income taxes, adjusted for the following items: depreciation and amortization; financing costs; other non-operating
	expense (income); restructuring/impairment charges; acquisition/integration costs; and other matters primarily consisting of charges related to a U.S.-based work stoppage.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return versus PVP Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales Growth
PEO | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (557,470)	$ (29,572)	(356,593)	$ (583,455)
PEO | Amounts Reported Under The Stock Awards Column In The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,182,466)	(4,756,723)	(5,402,825)	(4,834,371)
PEO | Amounts Reported Under The Option Awards Column In The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,599,741)	(1,562,393)	(1,622,964)	(1,475,313)
PEO | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,733	147,024	159,382	120,986
PEO | Fair Value Of Equity Compensation Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,859,572	9,980,318	10,371,863	4,836,982
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,737,931	1,207,751	1,558,116	(1,614,038)
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357,802	(12,054)	(871,597)	(170,261)
PEO | Fair Value Of Forfeited Awards Determined At End Of Prior Year For Awards Made In Prior Fiscal Years That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(94)
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,746,361	4,974,351	3,835,382	(3,719,564)
Non-PEO NEO | Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,224)	(9,063)	(12,655)	(15,301)
Non-PEO NEO | Amounts Reported Under The Stock Awards Column In The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,709)	(762,884)	(1,090,714)	(731,309)
Non-PEO NEO | Amounts Reported Under The Option Awards Column In The Sct [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,840)	(229,671)	(229,691)	(223,170)
Non-PEO NEO | Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,105	8,345	6,863	6,476
Non-PEO NEO | Fair Value Of Equity Compensation Granted In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,406,907	1,533,228	1,632,198	731,700
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,791	127,162	142,575	(226,028)
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,615	(32,353)	(46,623)	(26,332)
Non-PEO NEO | Fair Value Of Forfeited Awards Determined At End Of Prior Year For Awards Made In Prior Fiscal Years That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(233,665)	(24)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,017,646	$ 634,765	$ 168,289	$ (483,988)